Revenue and expenses (Schedule of depreciation and amortization expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 346,634	$ 333,144
Cost of sales [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	344,555	332,667
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 2,079	$ 477